SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
SEGMENT REPORTING
17.	SEGMENT REPORTING

i)	Basis for segmentation

The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
IFM services	Encompass cleaning services, property and facility management, and security guard services, delivered as part of a unified service package. Cleaning services include commercial, hospitality, industrial, and disinfection work, while property and facility management covers maintenance, landscaping, administrative support, and compliance functions. Security services include on-site monitoring, safety inspection, and related support.
Manpower outsourcing services	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.
Other services	including web design and development, digital marketing, and rental income from investment properties.

ii)	Information about reportable segment

The CODM evaluates operating segments based on revenue and Segment profit (loss). Total revenue for reportable segments equals consolidated revenue for the Group. Segment (loss) profit is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.

	IFM services	Manpower and outsourcing services	Other services	Unallocated	Total
	$	$	$	$	$
June 30, 2025
Segment revenue	14,458,114	9,578,180	1,718,179	-	25,754,473
Cost of revenue	(12,642,786)	(7,974,014)	(869,538)	-	(21,486,338)
Other income	619,491	99,646	95,320	-	814,457
Selling and marketing expenses	(44,011)	(102,815)	(59,380)	(1,356,071)	(1,562,277)
General and administrative expenses	(2,880,204)	(894,279)	(612,822)	(2,719,695)	(7,107,000)
Other expenses	(19,964)	(11,954)	-	-	(31,918)
Finance cost	(301,581)	(57,933)	(7,038)	(718)	(367,270)
Change in fair value of warrant liability	-	-	-	(24,075)	(24,075)
Impairment loss on intangible asset	-	-	(4,063,000)	-	(4,063,000)
Income tax expenses	(43,972)	(58,715)	(20,351)	-	(123,038)
Segment (loss)/profit	(854,913)	578,116	(3,818,630)	(4,100,559)	(8,195,986)

June 30, 2024
Segment revenue	11,372,886	7,886,606	-	-	19,259,492
Cost of revenue	(10,282,219)	(6,599,599)	-	-	(16,881,818)
Other income	2,960	47,725	-	1,162,251	1,212,936
Selling and marketing expenses	(31,226)	(83,650)	-	(19,101)	(133,977)
General and administrative expenses	(321,064)	(1,055,371)	-	(1,225,328)	(2,601,764)
Other expenses	(148)	-	-	(25,881)	(26,029)
Change in fair value of warrant liability	-	-	-	55,125	55,125
Finance cost	-	(77,818)	-	(113,324)	(191,142)
Income tax expenses	(44,795)	(46,042)	-	-	(90,837)
Segment profit/(loss)	696,394	71,852	-	(166,260)	601,986

Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property and equipment which are primarily located in Singapore. Other non-current assets such as right-of-use assets are predominantly regional assets that are not attributed to a segment.

Segment assets and liabilities

	IFM services	Manpower and outsourcing services	Other services	Unallocated	Total
	$	$	$	$	$
2025 H1
Total assets	15,476,191	6,052,427	6,296,774	16,153,834	43,979,226
Total liabilities	12,090,501	4,575,701	992,441	1,428,842	19,087,485

2024
Total assets	2,896,892	8,022,029	-	4,450,471	15,369,392
Total liabilities	5,608,602	2,684,509	-	881,706	9,174,817

Geographic allocation

All business units of the Group are operating in Singapore, Malaysia, Hong Kong, Thailand, Vietnam, United Kingdom, Netherlands, Germany and Australia. The Group allocates revenue on the basis of the location of the customer. The geographic revenue generates majority from Singapore and Malaysia, while less than 10% of the Group’ revenue generated from other countries.